Group assets and liabilities by business types - Securities (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Financial investments
Debt securities note	[1]	$ 92,051	$ 73,804
Equity securities and holdings in collective investment schemes note	[1]	89,558	81,002
Consolidated investment funds | Operating segments
Financial investments
Debt securities note		12,341	10,409
Equity securities and holdings in collective investment schemes note		$ 6,605	$ 5,851

[1]	Note
Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2025 are $1,798 million of lent securities and assets subject to repurchase agreements (31 December 2024: $1,565 million).